SCHEDULE OF STOCK-BASED COMPENSATION RELATED TO OPTIONS AND WARRANTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 294,654	$ 443,331	$ 993,244	$ 4,727,799	$ 4,878,655	$ 18,750
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	279,395	420,856	772,831	4,705,324	4,846,867	18,750
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation	$ 15,259	$ 22,475	$ 220,413	$ 22,475	$ 31,788